Net Loss Per Share - Schedule of Antidilutive Securities (Details) - shares shares in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total excludable from net loss per share attributable to common stockholders - diluted (in shares)	325	209	257	212	211	220
Series A convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total excludable from net loss per share attributable to common stockholders - diluted (in shares)	105	0	35	0
Common Class B
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total excludable from net loss per share attributable to common stockholders - diluted (in shares)	187	198	193	198	198	205
Options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total excludable from net loss per share attributable to common stockholders - diluted (in shares)	16	6	14	7	6	9
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total excludable from net loss per share attributable to common stockholders - diluted (in shares)	17	5	15	7	7	6